Manufacturing in collaboration with JAC	9 Months Ended
Sep. 30, 2020
Manufacturing in collaboration with JAC
Manufacturing in collaboration with JAC

16. Manufacturing in collaboration with JAC

In May 2016, April 2019 and March 2020, the Group entered into several agreements with JAC for the manufacture of the ES8, ES6 and EC6 for five years. Pursuant to the arrangement, JAC built up a new manufacturing plant (“Hefei Manufacturing Plant”) and is responsible for the equipment used on the product line while NIO is responsible for the tooling. For each vehicle produced the Group pays processing fee to JAC on a per-vehicle basis monthly for the first three years on the basis that NIO provides all the raw materials to JAC. In addition, for the first 36 months after agreed time of start of production, which was April 2018, the Group should compensate JAC operating losses incurred in Hefei Manufacturing Plant. For the nine months ended September 30, 2019 and 2020, JAC charged the Group RMB156,810 and RMB65,384, respectively, based on the actual losses incurred in Hefei Manufacturing Plant during the same periods, which was recorded in cost of sales.